Accumulated Other Comprehensive Income (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized loss on available for sale securities	$ (145.7)	(7,414.9)	(5,661.0)
Foreign currency translation reserve	4.0	202.1	(51.5)
Total	$ (141.7)	(7,212.8)	(5,712.5)